UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2008
                                              ------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

         /s/ Frederick H. Fogel     Greenwich, CT         November 14, 2008
-------------------------------------------------       -----------------------
              [Signature] [City, State] [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         13F File Number               Name

         28-____________               _______________________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        ---------------

Form 13F Information Table Entry Total:         71
                                        ---------------

Form 13F Information Table Value Total: $1,348,241,000


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table

------------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer       Title Of Class       Cusip        Value (x$1000)  Shares or PRN Amount  SH/PRN    Put/Call
------------------------------------------------------------------------------------------------------------------------------
3COM CORP                         COM                 885535104             69,900           30,000,000    SH
AIRTRAN HLDGS INC                 CALL                00949P908                 93                2,520               CALL
AMERICAN AXLE & MFG HLDGS IN      CALL                024061903                 19                1,933               CALL
AVIS BUDGET GROUP                 COM                 053774105              1,435              250,000    SH
BANK OF AMERICA CORPORATION       COM                 060505104              2,835               81,000    SH
BEARINGPOINT INC                  COM                 074002106              5,580           10,730,000    SH
BORLAND SOFTWARE CORP             NOTE 2.750% 2/1     099849AB7             10,763           15,000,000    PRN
BORLAND SOFTWARE CORP             COM                 099849101                367              240,000    SH
BWAY HOLDING COMPANY              COM                 12429T104             19,435            1,656,900    SH
CALPINE CORP                      COM NEW             131347304              8,303              638,657    SH
CITIGROUP INC                     COM                 172967101             12,203              595,000    SH
CLEARWIRE CORP                    CALL                185385909                200                5,000               CALL
CORE MARK HOLDING CO INC          COM                 218681104                234                9,373    SH
DANA HOLDING CORP                 COM                 235825205             39,565            8,174,526    SH
DELTA AIR LINES INC DEL           PUT                 247361952              1,869                1,850               PUT
DIAMONDS TR                       UNIT SER 1          252787106             10,805              100,000    SH
DISCOVER FINL SVCS                PUT                 254709958                250                5,000               PUT
DOWNEY FINL CORP                  COM                 261018105              6,647            2,374,000    SH
DRIL-QUIP INC                     COM                 262037104             28,420              655,000    SH
EPICOR SOFTWARE CORP              COM                 29426L108             42,259            5,356,000    SH
EXCO RESOURCES INC                COM                 269279402             61,252            3,753,156    SH
EXIDE TECHNOLOGIES                *W EXP 05/05/201    302051123                104              103,500    SH
FLAMEL TECHNOLOGIES SA            SPONSORED ADR       338488109             10,980            1,500,000    SH
FORD MTR CO DEL                   COM PAR $0.01       345370860                423               81,324    SH
GENTEX CORP                       COM                 371901109                386               27,000    SH
GRACE W R & CO DEL NEW            COM                 38388F108             47,628            3,150,000    SH
HAYES LEMMERZ INTL INC            COM NEW             420781304             16,473            6,034,000    SH
HILLTOP HOLDINGS INC              COM                 432748101             13,710            1,328,500    SH
HUNTSMAN CORP                     COM                 447011107              9,765              775,000    SH
INGLES MKTS INC                   CL A                457030104              6,743              295,358    SH
INNOPHOS HOLDINGS INC             COM                 45774N108             11,225              460,400    SH
INTERFACE INC                     CL A                458665106             13,360            1,175,000    SH
IPCS INC                          COM NEW             44980Y305             63,905            2,869,568    SH
ISHARES TR                        RUSSELL 2000        464287655             31,174              455,822    SH
ISHARES TR                        PUT                 464287955             29,000               45,000               PUT
JAZZ TECHNOLOGIES INC             *W EXP 03/15/201    47214E110                 38            3,761,950    SH
JPMORGAN & CHASE & CO             COM                 46625H100             16,275              348,500    SH
KNOLOGY INC                       COM                 499183804             12,673            1,570,400    SH
LOUISIANA PAC CORP                CALL                546347905                 20                2,010               CALL
MASCO CORP                        CALL                574599906              1,810                4,700               CALL
METROPCS COMMUNICATIONS INC       COM                 591708102             20,286            1,450,000    SH
MSC SOFTWARE CORP                 COM                 553531104             64,093            5,990,000    SH
NATIONAL CITY CORP                NOTE 4.000% 2/0     635405AW3              7,208           15,500,000    PRN
NAVISITE INC                      COM NEW             63935M208              1,763              881,500    SH
NORTHWEST AIRLS CORP              COM                 667280408              2,004              221,938    SH
OWENS ILL INC                     COM NEW             690768403              3,822              130,000    SH
ROCKWOOD HLDGS INC                COM                 774415103             46,188            1,800,000    SH
SILGAN HOLDINGS INC               COM                 827048109             11,265              220,500    SH
SIRIUS XM RADIO INC               CALL                82967N908                368               49,513               CALL
SIX FLAGS INC                     PIERS               83001P505              5,579              998,085    SH
SMURFIT-STONE CONTAINER CORP      CALL                832727901                 38                2,500               CALL
SPDR SERIES TRUST                 SPDR KBW BK ETF     78464A797              7,795              232,000    SH
SPDR TR                           UNIT SER 1          78462F103            334,776            2,886,250    SH
SPDR TR                           PUT                 78462F953             23,150               30,000               PUT
SPORT CHALET INC                  CL A                849163209              2,265              920,593    SH
SPORT CHALET INC                  CL B                849163308                157               49,053    SH
TIBCO SOFTWARE INC                COM                 88632Q103             58,307            7,965,500    SH
TIME WARNER CABLE INC             CL A                88732J108                641               26,490    SH
TORCH ENERGY ROYALTY TRUST        UNIT BEN INT        891013104             20,820            5,931,709    SH
TOWER SEMICONDUCTOR LTD           ORD                 M87915100              1,496            2,827,979    SH
TRANSFORMA ACQUISITION GROUP      UNIT 12/19/2010     89366E209             13,969            1,875,000    SH
TRIMAS CORP                       COM NEW             896215209             11,900            1,814,100    SH
TRW AUTOMOTIVE HLDGS CORP         COM                 87264S106                686               43,100    SH
U S GEOTHERMAL INC                COM                 90338S102             10,083            5,466,800    SH
UBS AG                            SHS NEW             H89231338              1,403               80,000    SH
UBS AG                            PUT                 H89231958                800                1,000               PUT
VONAGE HLDGS CORP                 COM                 92886T201              4,040            4,000,000    SH
WACHOVIA CORP NEW                 COM                 929903102                263               75,000    SH
WASHINGTON MUT INC                COM                 939322103                 22              265,100    SH
WILLIAMS COS INC DEL              COM                 969457100             41,151            1,740,000    SH
XYRATEX LTD                       COM                 G98268108             37,564            3,375,000    SH


----------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer          Investment Discretion      Other Managers     Sole Voting Authority     Shared    None
----------------------------------------------------------------------------------------------------------------------------
3COM CORP                                SHARED-DEFINED                                      30,000,000
AIRTRAN HLDGS INC                        SHARED-DEFINED                                           2,520
AMERICAN AXLE & MFG HLDGS IN             SHARED-DEFINED                                           1,933
AVIS BUDGET GROUP                        SHARED-DEFINED                                         250,000
BANK OF AMERICA CORPORATION              SHARED-DEFINED                                          81,000
BEARINGPOINT INC                         SHARED-DEFINED                                      10,730,000
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                                               None
BORLAND SOFTWARE CORP                    SHARED-DEFINED                                         240,000
BWAY HOLDING COMPANY                     SHARED-DEFINED                                       1,656,900
CALPINE CORP                             SHARED-DEFINED                                         638,657
CITIGROUP INC                            SHARED-DEFINED                                         595,000
CLEARWIRE CORP                           SHARED-DEFINED                                           5,000
CORE MARK HOLDING CO INC                 SHARED-DEFINED                                           9,373
DANA HOLDING CORP                        SHARED-DEFINED                                       8,174,526
DELTA AIR LINES INC DEL                  SHARED-DEFINED                                           1,850
DIAMONDS TR                              SHARED-DEFINED                                         100,000
DISCOVER FINL SVCS                       SHARED-DEFINED                                           5,000
DOWNEY FINL CORP                         SHARED-DEFINED                                       2,374,000
DRIL-QUIP INC                            SHARED-DEFINED                                         655,000
EPICOR SOFTWARE CORP                     SHARED-DEFINED                                       5,356,000
EXCO RESOURCES INC                       SHARED-DEFINED                                       3,753,156
EXIDE TECHNOLOGIES                       SHARED-DEFINED                                         103,500
FLAMEL TECHNOLOGIES SA                   SHARED-DEFINED                                       1,500,000
FORD MTR CO DEL                          SHARED-DEFINED                                          81,324
GENTEX CORP                              SHARED-DEFINED                                          27,000
GRACE W R & CO DEL NEW                   SHARED-DEFINED                                       3,150,000
HAYES LEMMERZ INTL INC                   SHARED-DEFINED                                       6,034,000
HILLTOP HOLDINGS INC                     SHARED-DEFINED                                       1,328,500
HUNTSMAN CORP                            SHARED-DEFINED                                         775,000
INGLES MKTS INC                          SHARED-DEFINED                                         295,358
INNOPHOS HOLDINGS INC                    SHARED-DEFINED                                         460,400
INTERFACE INC                            SHARED-DEFINED                                       1,175,000
IPCS INC                                 SHARED-DEFINED                                       2,869,568
ISHARES TR                               SHARED-DEFINED                                         455,822
ISHARES TR                               SHARED-DEFINED                                          45,000
JAZZ TECHNOLOGIES INC                    SHARED-DEFINED                                       3,761,950
JPMORGAN & CHASE & CO                    SHARED-DEFINED                                         348,500
KNOLOGY INC                              SHARED-DEFINED                                       1,570,400
LOUISIANA PAC CORP                       SHARED-DEFINED                                           2,010
MASCO CORP                               SHARED-DEFINED                                           4,700
METROPCS COMMUNICATIONS INC              SHARED-DEFINED                                       1,450,000
MSC SOFTWARE CORP                        SHARED-DEFINED                                       5,990,000
NATIONAL CITY CORP                       SHARED-DEFINED                                                               None
NAVISITE INC                             SHARED-DEFINED                                         881,500
NORTHWEST AIRLS CORP                     SHARED-DEFINED                                         221,938
OWENS ILL INC                            SHARED-DEFINED                                         130,000
ROCKWOOD HLDGS INC                       SHARED-DEFINED                                       1,800,000
SILGAN HOLDINGS INC                      SHARED-DEFINED                                         220,500
SIRIUS XM RADIO INC                      SHARED-DEFINED                                          49,513
SIX FLAGS INC                            SHARED-DEFINED                                         998,085
SMURFIT-STONE CONTAINER CORP             SHARED-DEFINED                                           2,500
SPDR SERIES TRUST                        SHARED-DEFINED                                         232,000
SPDR TR                                  SHARED-DEFINED                                       2,886,250
SPDR TR                                  SHARED-DEFINED                                          30,000
SPORT CHALET INC                         SHARED-DEFINED                                         920,593
SPORT CHALET INC                         SHARED-DEFINED                                          49,053
TIBCO SOFTWARE INC                       SHARED-DEFINED                                       7,965,500
TIME WARNER CABLE INC                    SHARED-DEFINED                                          26,490
TORCH ENERGY ROYALTY TRUST               SHARED-DEFINED                                       5,931,709
TOWER SEMICONDUCTOR LTD                  SHARED-DEFINED                                       2,827,979
TRANSFORMA ACQUISITION GROUP             SHARED-DEFINED                                       1,875,000
TRIMAS CORP                              SHARED-DEFINED                                       1,814,100
TRW AUTOMOTIVE HLDGS CORP                SHARED-DEFINED                                          43,100
U S GEOTHERMAL INC                       SHARED-DEFINED                                       5,466,800
UBS AG                                   SHARED-DEFINED                                          80,000
UBS AG                                   SHARED-DEFINED                                             100
VONAGE HLDGS CORP                        SHARED-DEFINED                                       4,000,000
WACHOVIA CORP NEW                        SHARED-DEFINED                                          75,000
WASHINGTON MUT INC                       SHARED-DEFINED                                         265,100
WILLIAMS COS INC DEL                     SHARED-DEFINED                                       1,740,000
XYRATEX LTD                              SHARED-DEFINED                                       3,375,000